MTB GROUP OF FUNDS
Supplement dated June 21, 2006 to the Combined Retail Fluctuating Fund Prospectus, the Combined Retail Money Market Fund Prospectus, the Combined Institutional Prospectus and the Combined Institutional Statement of Additional Information, each dated August 31, 2005, the standalone MTB Virginia Municipal Bond Fund Prospectus dated February 27, 2006, and the Combined Retail Statement of Additional Information dated August 31, 2005 (Revised February 27, 2006)


A. The following fee tables have been updated to reflect changes in the "Distribution (12b-1) Fee" line item:


WHAT ARE THE FUND'S FEES AND EXPENSES?


MTB MONEY MARKET FUND

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees                                      Class A
Fees Paid Directly From Your Investment                 None

Annual Fund Operating Expenses (Before Waiver and
Reimbursement) (1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee (2)                                     0.40%
Distribution (12b-1) Fee                                None
Other Expenses (3)                                     0.38%
Total Annual Fund Operating Expenses (4)               0.78%


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(1)  The percentages are based on anticipated expenses for the entire fiscal year ending April 30, 2007.
 However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage.

(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.30% for the fiscal year ending April 30, 2007.

(3) The Co-Administrator, M &T Securities Inc., expects to voluntarily reimburse certain expenses incurred by the Fund. The Co-Administrator can terminate this voluntary reimbursement at any time. Total Other expenses paid by the Fund (after the anticipated voluntary reimbursement) is expected to be 0.36% for the fiscal year ended April 30, 2007.

(4) Although not contractually obligated to do so, the Advisor expects to waive certain amounts and the Co-Administrator expects to reimburse certain expenses. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2007.


   Total  Waiver  of Fund Expenses                     0.12%
  Total Actual Annual Fund Operating Expenses (after   0.66%
  anticipated waiver and reimbursement)



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before the anticipated waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                    1 Year   3 Years   5 Years  10 Years
Class A              $80      $249      $433      $966

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WHAT ARE THE FUND'S FEES AND EXPENSES?


MTB NEW YORK TAX-FREE MONEY MARKET FUND

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees                                      Class A
Fees Paid Directly From Your Investment                 None

Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee (2)                                     0.40%
Distribution (12b-1) Fee                                None
Other Expenses                                         0.45%
Total Annual Fund Operating Expenses (3)               0.85%


------------------------------------------------------------------------------
(1) The percentages are based on anticipated expenses for the entire fiscal year ending April 30, 2007.
 However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.27% for the fiscal year ending April 30, 2007.

(3) Although not contractually obligated to do so, the Advisor expects to waive a portion of its fee. This voluntary waiver is shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2007.

   Total  Waiver  of Fund Expenses                     0.13%
  Total Actual Annual Fund Operating Expenses (after   0.72%
  anticipated waiver)



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before the anticipated waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                          1 Year  3 Years    5 Years   10 Years
Class A                    $87     $271      $471       $1,049


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WHAT ARE THE FUND'S FEES AND EXPENSES?


MTB U.S. TREASURY MONEY MARKET FUND

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees                                      Class A
Fees Paid Directly From Your Investment                 None

Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee (2)                                     0.40%
Distribution (12b-1) Fee                                None
Other Expenses                                         0.37%
Total Annual Fund Operating Expenses (3)               0.77%


------------------------------------------------------------------------------
(1) The percentages are based on anticipated expenses for the entire fiscal year ending April 30, 2007.
 However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage.


(2) The Advisor expects to voluntarily waive a portion of the management fee. The Advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.35% for the fiscal year ending April 30, 2007.

(3) Although not contractually obligated to do so, the Advisor expects to waive a portion of its fee. This voluntary waiver is shown below along with the net expenses the Fund expects to pay for the fiscal year ending April 30, 2007.

   Total  Waiver  of Fund Expenses                     0.05%
  Total Actual Annual Fund Operating Expenses (after   0.72%
  anticipated waiver)



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before the anticipated waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                       1 Year     3 Years   5 Years  10 Years
Class A                  $79       $246     $428       $954


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B. On April 15, 2006, portfolio manager William F. Dwyer, CFA replaced Thomas
R. Pierce, CFA as co-portfolio manager for MTB Mid Cap Stock Fund. Mark Schultz and LSV Asset Management remain as co-portfolio managers.

Accordingly, please make the following revisions to your Prospectuses and Statements of Additional Information, effective immediately.

SUPPLEMENT TO PROSPECTUS

1. In the Portfolio Manager Table on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 102 of the Combined Institutional Prospectus, please replace the name "Thomas R. Pierce, CFA" with the name "William F. Dwyer, CFA" next to "Mid Cap Stock Fund."

2. Please replace Mr. Dwyer's biography contained in the Supplement dated March 15, 2006 with the following biography.

"William F. Dwyer, CFA, has been the President and Chief Investment Officer of MTBIA since April 2003 and a Senior Vice President of M&T Bank since 2000. He was also the Chief Investment Officer of M&T Bank from 2000 to 2003. Mr. Dwyer earned his MBA from Western New England College in Springfield, Massachusetts and is a CFA Charterholder. He has been a co-Portfolio Manager of the MTB Mid Cap Stock Fund since April 2006.

3. In the "Portfolio Manager Responsibilities" section on page 103 of the Combined Retail Fluctuating Fund Prospectus and page 103 of the Combined Institutional Prospectus, please revise the third and fourth sentences of the Mid Cap Stock Fund paragraph to read as follows:

 "William F. Dwyer and Mark Schultz jointly manage the growth portion of the Mid Cap Stock Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."



SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION (SAI)



Please replace Mr. Dwyer's portfolio manager information that was contained in the Supplement dated March 15, 2006 with the following portfolio manager information:



William F. Dwyer, CFA (as of April 30, 2006)

--------------------------------------------------------------------------------

                                                      -----------------------
                              Total Number of Other
Other Accounts Managed by       Accounts Managed/              Number of Other
William F. Dwyer, CFA              Total Assets           Accounts Managed/Total
                                                               Assets that are
                                                          Subject to Performance
                                                                     Fees
Registered Investment                  0/0                            0/0
Companies
Other Pooled Investment                0/0                            0/0
Vehicles
Other Accounts                3/$90,000,000-$100,000,000              0/0
--------------------------------------------------------------------------------

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Dollar value range of shares owned in the Large Cap Stock Fund: None.

Dollar value range of shares owned in the Mid Cap Growth Fund: None.

Dollar value range of shares owned in the Mid Cap Stock Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Dwyer's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank; the overall performance of MTBIA relative to the budget and Mr. Dwyer's investment performance relative to the Standard & Poor's 500 Index, the S&P Mid Cap 400/Citigroup Growth Index and the Standard & Poor's Mid Cap 400 Index, which are the performance benchmarks for the MTB Large Cap Stock Fund, MTB Mid Cap Growth Fund and MTB Mid Cap Stock Fund, respectively, which Mr. Dwyer manages."






                                                                 June 21, 2006

Edgewood Services, Inc., Distributor

CUSIP 55376V861               CUSIP 55376T205               CUSIP 55376T254
CUSIP 55376V804               CUSIP 55376T403               CUSIP 55376V309
CUSIP 55376V200               CUSIP 55376T502               CUSIP 55376V408
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 35086 (06/06)